Investments in joint ventures - Combined joint ventures on an aggregated basis (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Time charter revenues	$ 35,596	$ 35,913	$ 105,068	$ 107,036
Total revenues	35,596	35,913	105,068	107,036
Operating expenses	(9,418)	(8,418)	(27,218)	(24,283)
Depreciation and amortization	(5,096)	(5,210)	(15,318)	(15,727)
Operating income	27,138	28,059	82,929	69,228
Unrealized gain (loss) on derivative instruments	0	0	0	0
Income (loss) before tax	20,176	21,334	59,593	48,871
Income tax expense	2,817	1,859	15,757	4,240
Net income (loss)	17,359	19,475	43,836	44,631
Equity in earnings (losses) of joint ventures	6,056	5,774	20,397	2,202
Cash and cash equivalents	45,373	25,048	45,373	25,048	$ 31,770	$ 39,126
Restricted cash	6,215	6,524	6,215	6,524	7,198	8,066
Total current assets	72,856		72,856		55,158
Restricted cash	9,143	12,210	9,143	12,210	12,095	$ 12,627
Vessels, net of accumulated depreciation	605,911		605,911		619,620
Total long-term assets	923,550		923,550		926,652
Current portion of long-term debt	55,987		55,987		59,119
Derivative instruments	6,092		6,092		6,945
Refund liabilities	1,399		1,399		891
Total current liabilities	79,889		79,889		77,808
Long-term debt	341,394		341,394		355,470
Derivative instruments	11,136		11,136		19,530
Other long-term liabilities	131		131		124
Total long-term liabilities	402,556		402,556		$ 410,687
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	19,937	19,899	58,211	60,275
Other income	1,732	1,892	4,946	6,847
Total revenues	21,669	21,791	63,157	67,122
Operating expenses	(3,864)	(3,913)	(11,215)	(15,535)
Depreciation and amortization	(5,132)	(5,135)	(15,400)	(15,411)
Operating income	12,673	12,743	36,542	36,176
Unrealized gain (loss) on derivative instruments	4,573	4,452	19,987	(14,527)
Other financial expense, net	(5,288)	(5,801)	(16,197)	(17,706)
Income (loss) before tax	11,958	11,394	40,332	3,943
Net income (loss)	$ 11,958	$ 11,394	$ 40,332	$ 3,943
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 5,979	$ 5,697	$ 20,166	$ 1,971
Eliminations	77	77	231	231
Equity in earnings (losses) of joint ventures	6,056	5,774	20,397	2,202
Cash and cash equivalents	24,408	13,455	24,408	13,455
Restricted cash	36,241	21,264	36,241	21,264
Other current assets	639	178	639	178
Total current assets	61,288	34,897	61,288	34,897
Restricted cash	6	14,656	6	14,656
Vessels, net of accumulated depreciation	483,994	499,318	483,994	499,318
Total long-term assets	484,000	513,974	484,000	513,974
Current portion of long-term debt	353,245	199,030	353,245	199,030
Amounts and loans due to owners and affiliates	10,999	7,278	10,999	7,278
Derivative instruments	13,889	14,687	13,889	14,687
Refund liabilities	1,636	1,040	1,636	1,040
Other current liabilities	8,555	8,811	8,555	8,811
Total current liabilities	388,324	230,846	388,324	230,846
Long-term debt		176,385		176,385
Loans due to owners and affiliates		1,737		1,737
Derivative instruments	50,429	69,618	50,429	69,618
Other long-term liabilities	31,959	36,040	31,959	36,040
Total long-term liabilities	82,388	283,780	82,388	283,780
Net assets (liabilities)	74,576	34,245	74,576	34,245
Share of joint ventures net assets (liabilities) before eliminations	37,288	17,123	37,288	17,123
Eliminations	$ (7,202)	$ (7,433)	(7,202)	(7,433)
Accumulated earnings (losses) of joint ventures			$ 30,086	$ 9,690